UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSRS

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8689

                              THE NEVIS FUND, INC.
               (Exact name of registrant as specified in charter)

                                    --------


                              1119 St. Paul Street
                              Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                           Portland, Maine 04112-0446
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-44-NEVIS

                      DATE OF FISCAL YEAR END: MAY 31, 2005

                   DATE OF REPORTING PERIOD: NOVEMBER 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

                         [The Nevis Fund Logo Omitted]

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                TABLE OF CONTENTS

Letter to Shareholders ....................................................    1

Manager's Discussion and Analysis of Fund Performance .....................    2

Schedule of Investments ...................................................    3

Statement of Assets and Liabilities .......................................    5

Statement of Operations ...................................................    6

Statements of Changes in Net Assets .......................................    7

Financial Highlights ......................................................    8

Notes to Financial Statements .............................................    9

Disclosure of Fund Expenses ...............................................   11



A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the Fund's portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-877-44-NEVIS; and (ii) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

The Fund's Forms N-Q will be available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

LETTER TO SHAREHOLDERS                                      THE NEVIS FUND, INC.
January 7, 2005

Dear Fellow Shareholder:

The Nevis Fund's Net Asset Value (NAV) decreased from $12.49 per share on May 31, 2004 to $12.41 per share on November 30, 2004, a decrease of 0.64%.* This return compares to an increase of 12.18% for the for the Russell 2000 Index, an increase of 5.83% for the NASDAQ Composite Index and an increase of 5.68% for the S&P 500 Index for the comparable period. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE CALL 1-877-446-3847.

The stock market processed many different and often contradictory events in 2004. Until early November, most investors seemed fixated on the U.S. presidential election. Although the S&P 500 finished the six month period ended November 30, 2004 with a gain of 5.68%, all of this gain occurred in the final month of the period. The stock market appeared to anticipate and then celebrate the re-election of George W. Bush.

But the strong results for the six month period belie the gyrations experienced along the way. Most impressive perhaps is that this period's gain was achieved in the face of many disappointments. It has been said that the stock market climbs the wall of worry, and at no time in our recent past has this seemed truer than in 2004. First, interest rates reversed a multi year downward trend when the Federal Reserve Board raised the Fed Funds rate five times between June 30, 2004 and December 14, 2004, from a low of 1% to a current level of 2.25%. As interest rates were rising, so did the price of crude oil, which hit an all-time high of $54.69 per barrel in October. Meanwhile, the news coming out of Iraq got worse as the year progressed. U.S. fatalities were surging and the U.S. Government was unable to tell the American public when the conflict is likely to end. Finally, the dollar plummeted against the other major world currencies, renewing concerns that the U.S. capital markets had lost their dominance.

Despite all this seemingly bad news, however, the U.S. economy has continued to recover. The recovery has been fitful but appears to be gaining momentum. If you were to ignore the headlines in 2004 and focus entirely on corporate profitability, you would find that the S&P 500 earnings per share grew 22.5% on a dollar weighted basis in 2004 over 2003--a solid performance that certainly lends credence to the stock market's gains. In the first week of January, the media reported that notes from the recent Federal Reserve Board meeting indicated the Fed members' concerns that the economy might be growing too quickly--even suggesting that a more rapid rise in interest rates might be necessary to quell any signs of inflation.

We continue to believe that the market collapse in 2000-2002 and the concurrent recession--while extremely painful to experience--was brutally effective in streamlining the income statements and balance sheets of the companies that survived this period. The economic correction was so violent and quick that it forced all marginal businesses to shut down or merge into a stronger competitor. As the economy recovered, the surviving companies have been well positioned to capitalize on their market leadership.

We have seen the benefit of this phenomenon in the Fund's portfolio companies. For the most part they have the following characteristics: they are well capitalized; they have fewer over-capitalized, weak competitors muddying their marketplace; they are experiencing strong revenue growth; and perhaps most importantly, they are converting this revenue growth into even stronger earnings growth. We also believe the stage is set for a protracted economic recovery. According to a recent Bloomberg article, U.S. companies are sitting on more cash than they have in three decades. With over 14% of their assets in cash, U.S. companies will begin to invest this money in assets that meet their return requirements. Many companies have started using their cash to acquire other companies. Merger and acquisition activity rose 41% in 2004 over 2003. Companies will also invest their cash in capital equipment. Capital spending typically occurs over extended periods and as a result, can be a long-lasting benefit to the economy.

Two of the Fund's portfolio companies agreed to be acquired during the six months ended November 30, 2004. On November 24th General Electric agreed to acquire Ionics for $44 in cash--a 48% premium to its market price of $29.75 the day before the announcement. We expect this transaction will close in the first half of this year. And on August 10, 2004 Art Technology Group agreed to acquire Primus Knowledge Solutions in a stock transaction, whereby Primus shareholders received 1.3567 shares of Art Technology Group for every share of Primus. This transaction closed on November 1, 2004.

Please be aware that, unlike other mutual funds, The Nevis Fund owns only a limited number of companies. On November 30, 2004, your Fund owned only 20 positions, with the top 10 representing over 56% of the Fund's assets. This level of concentration means that your Fund will likely be more volatile than the major indices. Moreover, in the short-term, especially during periods of market uncertainty, our holdings tend to fall more than the indices due in part to inefficiencies related to lower liquidity.


Sincerely,


/s/ David R. Wilmerding, III                                  /s/ Jon C. Baker

David R. Wilmerding, III                                      Jon C. Baker

*PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. CONTACT YOUR FINANCIAL ADVISER OR CALL THE FUND AT 1-877-446-3847 FOR A PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE


Semi Annual-November 30, 2004

The Nevis Fund, Inc. (the "Fund") started fiscal year 2004 with 20 equity holdings and held 20 as of the semi-annual period ended November 30, 2004. During the course of the six months we made purchases of the following two new holdings: Nautilus Group and Salix Pharmaceuticals. Additionally, we added to our positions in Authentidate Holding and Autobytel.

During this six month period we sold the following two holdings in their entirety: Aspen Technology and Vicor. Additionally, we sold partial amounts from the positions in companies that we either held in the Fund during the six months or purchased during the six months and continue to hold in the Fund, including:
Armor Holdings, Connetics, Flir Systems, Ionics, Providian Financial, Scientific Games, and Wind River Systems.

On August 10, 2004, Art Technology Group announced that it had agreed to acquire Primus Knowledge Solutions in a stock transaction whereby Primus shareholders would receive 1.3567 shares of Art Technology Group for every share of Primus. The Fund exchanged its 645,065 shares of Primus for 875,159 shares of Art Technology Group. The transaction closed on November 1, 2004.

The Fund's Net Asset Value (NAV) decreased from $12.49 per share on May 31, 2004 to $12.41 per share on November 30, 2004, a decrease of 0.64%.* This return compares to an increase of 12.18% for the for the Russell 2000 Index, an increase of 5.83% for the NASDAQ Composite Index and an increase of 5.68% for the S&P 500 Index for the comparable period. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE CALL 1-877-446-3847.

The Fund had a net realized and unrealized loss of approximately $246,000 for the six month period from May 31, 2004 through November 30, 2004. The largest single positive contribution to the Fund's performance, as measured on the basis of realized and unrealized gains and losses over the six month period from May 31, 2004 through November 30, 2004, came from Ionics which increased approximately $978,000 over this period. The top five companies contributing positively to the Fund's performance over this six month period, as measured on the basis of realized and unrealized gains, were Ionics, Scientific Games, Wind River Systems, Flir Systems and Mapinfo. The largest single negative contribution to the Fund's performance, as measured on the basis of realized and unrealized gains and losses over the six month period from May 31, 2004 through November 30, 2004, came from Authentidate Holding. which decreased approximately $717,000. The top five companies contributing negatively to the Fund's performance over this six month period, as measured on the basis of realized and unrealized losses were Authentidate Holding, Vicor, Bentley Pharmaceuticals, Primus (now Art Technology Group) and Gevity HR.

THE  FUND'S   CONCENTRATED   POSITIONS  OFTEN  TRANSLATE  INTO  HIGHER  INDUSTRY
WEIGHTINGS THAN INDICES TYPICALLY HAVE, THEREBY RESULTING IN RETURNS THAT DEVIATE FROM THE INDICES.

As of November 30, 2004, the Fund had $32,771 in unrealized losses (000) and $95,571 in accumulated tax loss carry forwards (000).

*PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. CONTACT YOUR FINANCIAL ADVISER OR CALL THE FUND AT 1-877-446-3847 FOR A PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

SCHEDULE OF INVESTMENTS                                     THE NEVIS FUND, INC.
November 30, 2004                                                    (Unaudited)

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL] SECTOR WEIGHTINGS+:
   14.4% Services-Prepackaged Software
   10.6% Measuring Devices
   10.4% Consumer Products
    8.3% Information Retrieval Services
    8.1% Entertainment
    7.9% Services-Business Services
    7.5% Services-Computer Programming Services
    7.0% Drugs
    5.7% Medical Products & Services
    5.3% Biological Products
    4.7% Financial Services
    4.6% Aerospace & Defense
    3.8% Computers & Services
    1.7% Money Market Fund

+PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.


                                                                         Value
                                               Shares                    (000)
                                             ----------                ---------

COMMON STOCK 93.6%
AEROSPACE & DEFENSE 4.4%
   Armor Holdings*                             25,700                   $ 1,109
--------------------------------------------------------------------------------
BIOLOGICAL PRODUCTS 5.1%
   Connetics*                                  61,550                     1,287
--------------------------------------------------------------------------------
COMPUTERS & SERVICES 3.7%
   Authentidate Holding*                      132,823                       922
--------------------------------------------------------------------------------
CONSUMER PRODUCTS 9.9%
   Central Garden & Pet*                       37,528                     1,452
   Nautilus Group                              47,304                     1,031
--------------------------------------------------------------------------------
                                                                          2,483
--------------------------------------------------------------------------------
DRUGS 6.6%
   Bentley Pharmaceuticals*                   112,989                       997
   Salix Pharmaceuticals*                      44,652                       676
--------------------------------------------------------------------------------
                                                                          1,673
--------------------------------------------------------------------------------
ENTERTAINMENT 7.7%
   Scientific Games, Cl A*                     80,979                     1,935
--------------------------------------------------------------------------------
FINANCIAL SERVICES 4.5%
   Providian Financial*                        70,072                     1,125
--------------------------------------------------------------------------------
INFORMATION RETRIEVAL SERVICES 7.9%
   Autobytel*                                 106,971                       779
   CoStar Group*                               27,456                     1,202
--------------------------------------------------------------------------------
                                                                          1,981
--------------------------------------------------------------------------------
MEASURING DEVICES 10.1%
   FLIR Systems*                               26,424                     1,489
   Ionics*                                     24,526                     1,060
--------------------------------------------------------------------------------
                                                                          2,549
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES 5.4%
   DaVita*                                     41,076                     1,365
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                     THE NEVIS FUND, INC.
November 30, 2004                                                    (Unaudited)


                                                                         Value
                                               Shares                    (000)
                                             ----------                ---------

SERVICES-BUSINESS SERVICES 7.5%
   Gevity HR                                   37,185                   $   659
   Opsware*                                   180,078                     1,233
--------------------------------------------------------------------------------
                                                                          1,892
--------------------------------------------------------------------------------
SERVICES-COMPUTER PROGRAMMING SERVICES 7.1%
   Wind River Systems*                        148,248                     1,794
--------------------------------------------------------------------------------
SERVICES-PREPACKAGED SOFTWARE 13.7%
   Art Technology Group*                      875,159                       972
   Aspect Communications*                     110,168                     1,195
   Mapinfo*                                   107,107                     1,280
--------------------------------------------------------------------------------
                                                                          3,447
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (Cost $56,333)                                                        23,562
================================================================================

MONEY MARKET FUND 1.6%
   SEI Daily Income Trust                     407,096                       407
--------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
   (Cost $407)                                                              407
================================================================================

TOTAL INVESTMENTS 95.2%
   (Cost $56,740)                                                       $23,969
================================================================================

* NON-INCOME PRODUCING SECURITY
CL-- CLASS


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS & LIABILITIES (000)                     THE NEVIS FUND, INC.
November 30, 2004                                                    (Unaudited)


--------------------------------------------------------------------------------
ASSETS:
--------------------------------------------------------------------------------
   Investments at Value (cost $56,740)                                $  23,969
   Receivables:
    Investments sold                                                      1,234
    Interest                                                                  5
   Prepaid Expenses                                                          13
--------------------------------------------------------------------------------
Total Assets                                                             25,221
--------------------------------------------------------------------------------

LIABILITIES:
   Investment Advisory Fees                                                   1
   Accrued Expenses                                                          37
--------------------------------------------------------------------------------
Total Liabilities                                                            38
--------------------------------------------------------------------------------
Net Assets                                                            $  25,183
================================================================================

NET ASSETS:
   Paid in Capital (unlimited authorization -- no par value)
     based on 2,030,017 outstanding shares
     of beneficial interest                                           $ 153,980
   Accumulated net investment loss                                         (168)
   Accumulated net realized loss on investments                         (95,858)
   Net unrealized depreciation on investments                           (32,771)
--------------------------------------------------------------------------------
Net Assets                                                            $  25,183
================================================================================
Net Asset Value, Offering and Redemption Price Per Share                 $12.41
================================================================================



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                               THE NEVIS FUND, INC.
For the six month period ended November 30, 2004                     (Unaudited)


--------------------------------------------------------------------------------
INVESTMENT INCOME:
--------------------------------------------------------------------------------
   Dividend Income                                                        $  22
   Interest Income                                                            4
--------------------------------------------------------------------------------
Total Investment Income                                                      26
--------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees (See Note 4)                                    194
--------------------------------------------------------------------------------
Total Expenses                                                              194
--------------------------------------------------------------------------------
Net Investment Loss                                                        (168)
--------------------------------------------------------------------------------
Net Realized Loss on Investments                                           (279)
Net Change in Unrealized Appreciation on Investments                         33
--------------------------------------------------------------------------------
Net Realized and Unrealized Loss on Investments                            (246)
--------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations                      $(414)
================================================================================



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                                                                        THE NEVIS FUND, INC.
For the six month period ended November 30, 2004 (Unaudited) and the year ended May 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                         6/1/04
                                                                                           to                         6/1/03
                                                                                        11/30/04                        to
                                                                                      (Unaudited)                     5/31/04
                                                                                    ---------------                -------------
OPERATIONS:
   Net Investment Loss                                                                 $  (168)                      $   (518)
   Net Realized Loss on Investments                                                       (279)                        (3,589)
   Net Change in Unrealized Appreciation on Investments                                     33                         12,303
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting From Operations                        (414)                         8,196
------------------------------------------------------------------------------------------------------------------------------------
SHARES TRANSACTIONS:
   Proceeds from Shares Issued                                                              98                          4,912
   Redemption Fees (See Note 7)                                                              1                             50
   Cost of Shares Repurchased                                                           (4,249)                       (15,059)
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets from Capital Share Transactions                               (4,150)                       (10,097)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DECREASE IN NET ASSETS                                                            (4,564)                        (1,901)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period                                                                  29,747                         31,648
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   End of Period (including accumulated net investment
     loss of $(168) and $0, respectively)                                              $25,183                       $ 29,747
====================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
   Shares Issued                                                                             8                            387
   Shares Redeemed                                                                        (360)                        (1,216)
====================================================================================================================================
NET DECREASE IN SHARES FROM CAPITAL SHARE TRANSACTIONS                                    (352)                          (829)
====================================================================================================================================



    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                                                                           THE NEVIS FUND, INC.
For a Share Outstanding for the six month period ended November 30, 2004 (Unaudited) and for the years ended May 31,


                               Realized                                                                        Ratio
           Net                   and                                   Net                Net                  of Net
          Asset               Unrealized               Distributions  Asset              Assets      Ratio    Investment
          Value       Net    Gains (Losses) Total from      From      Value               End     of Expenses    Loss     Portfolio
        Beginning  Investment     on        Investment    Capital      End      Total  of Period  to Average  to Average   Turnover
        of Period     Loss    Securities    Operations     Gains    of Period  Return+   (000)    Net Assets  Net Assets     Rate
===================================================================================================================================
2004*     $12.49   $(0.03)    $(0.05)        $(0.08)      $   --      $12.41    (0.64)% $ 25,183      1.50%     (1.30)%      7.92%
2004        9.85    (0.22)      2.86           2.64           --       12.49    26.80     29,747      1.50      (1.48)      61.35
2003       10.20    (0.11)     (0.24)         (0.35)          --        9.85    (3.43)    31,648      1.50      (1.43)      51.24
2002       18.62    (0.32)     (8.10)         (8.42)          --       10.20   (45.22)    36,632      1.50      (1.33)      26.20
2001       30.98    (0.31)    (12.05)        (12.36)          --       18.62   (39.90)    80,011      1.50      (1.45)      21.86
2000       19.01    (0.19)     14.81(1)       14.62        (2.65)      30.98    77.91**  197,497      1.50      (1.24)      56.50
-----------------------------------------------------------------------------------------------------------------------------------

    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.
  * FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2004 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 ** THE FUND BENEFITED SUBSTANTIALLY FROM FIRST-DAY REALIZED AND UNREALIZED GAINS FROM INITIAL PUBLIC OFFERINGS DURING FISCAL 2000.
    THESE GAINS WERE PARTICULARLY NOTEWORTHY GIVEN THE FUND'S RELATIVELY SMALL ASSETS DURING PORTIONS OF FISCAL 2000. IT IS UNLIKELY
    THAT THE FUND WILL BENEFIT TO THE SAME EXTENT FROM THESE TYPES OF GAINS IN THE FUTURE, ESPECIALLY IF FUND ASSETS REMAIN AT
    CURRENT LEVELS OR IF THEY INCREASE.
  + RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A
    SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1) THE AMOUNT SHOWN FOR THE YEAR ENDED MAY 31, 2000 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE
    AGGREGATE NET GAINS ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO
    FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.


    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                               THE NEVIS FUND, INC.
November 30, 2004                                                    (Unaudited)


1. ORGANIZATION:

THE NEVIS FUND, INC. (the "Fund") was incorporated in Maryland on February 20, 1998. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund's prospectus provides a description of the Fund's investment goals and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   SECURITY VALUATION -- Securities listed on a securities exchange, and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Securities that are quoted on the NASDAQ national market system are valued at the official closing price. Short term investments that have remaining maturities of sixty days or less at time of purchase may be valued at amortized cost, which approximates market value. Securities and other assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale), or securities for which market quotations are not reliable, are valued at their fair values as determined in good faith by or under the supervision of the Fund's Board of Directors (the "Board"), in accordance with methods that are specifically authorized by the Board. In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. If a significant event which is likely to impact the value of one or more securities held by the Fund occurs after the time at which the market for such security(ies) closes but before the time that the Fund's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Fund calculates its net asset value. For these purposes, significant events after the close of trading may include, among others, securities trading in other markets, corporate announcements, natural and other disasters, and political and other events. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At November 30, 2004, no securities were fair valued.

   FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company. The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute all of its taxable income and net capital gains to its shareholders. Accordingly, no provision for federal income or excise taxes is required.

   SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Fund are also officers of SEI Investment Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Fund for serving as officers of the Fund.

4. INVESTMENT MANAGEMENT ARRANGEMENTS:

The Fund and Nevis Capital Management LLC (the "Adviser") are parties to an Investment Management Agreement under which the Adviser receives an annual fee equal to 1.50% of the Fund's average daily net assets. Pursuant to its Investment Management Agreement with the Fund, the Adviser has agreed to bear all ordinary expenses incurred by the Fund in the conduct of its operations. The Fund will bear any extraordinary expenses incurred in the course of its business.

5. ADMINISTRATION, TRANSFER AGENCY AND SERVICES, CUSTODIAN AND DISTRIBUTION
   AGREEMENTS:

As discussed above, the Adviser has agreed to bear all ordinary expenses incurred in the conduct of the Fund's operations. This includes the following contractual relationships: The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services for an annual fee, computed daily and paid monthly, at the annual rate of 0.12% of the first $100 million of the Fund's average daily net assets, 0.10% of the next $100 million of such assets, and 0.08% of such assets in excess of $200 million subject to a minimum annual fee of $120,000. For the year ended May 31, 2004, the Administrator received $120,000. Forum Shareholder Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a Transfer Agency and Services Agreement with the Fund.

Wachovia Bank, N.A. serves as custodian for the Fund.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                   THE NEVIS FUND, INC.
November 30, 2004                                                    (Unaudited)


6. FEES PAID TO INDEPENDENT DIRECTORS

For the six month period ended November 30, 2004, the Fund paid $5,000 to Independent Director Charles E. Noell, and $7,500 each to Independent Directors Bailey Morris-Eck and Joseph R. Hardiman, respectively, for attendance at Board meetings.

7. REDEMPTION FEE:

The Fund imposes a redemption fee equal to 2% on shares redeemed within 180 days of their purchase. The redemption fee is intended to limit short-term trading in the Fund. Any proceeds from the fees will be credited to the assets of the Fund. For the six month period ended November 30, 2004, $1,204 in redemption fees were retained by the Fund.

8. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six month period ended November 30, 2004 were as follows (000):

Purchases................................          $7,098
Sales....................................           2,029

9. FEDERAL TAX INFORMATION:

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature.

To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

As of May 31, 2004 and May 31, 2003, there were no dividends and distributions declared by the Fund.

As of May 31, 2004, the components of accumulated losses on a tax basis were as follows (000):

Capital loss carryforwards:
         Expiring in 2009                   $ (15,922)
         Expiring in 2010                     (20,955)
         Expiring in 2011                     (35,702)
         Expiring in 2012                     (22,992)
                                            ---------
Total capital loss carryforwards              (95,571)
Net unrealized depreciation                   (32,812)
                                            ---------
         Total accumulated losses           $(128,383)
                                            =========

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At November 30 2004, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes were not different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at November 30, 2004, is as follows (000):


Federal Tax Cost.........................         $ 56,740
                                                  ========
Aggregate gross unrealized
  appreciation .........................             6,175
Aggregate gross unrealized
  depreciation .........................           (38,946)
                                                  --------
Net unrealized depreciation ............          $(32,771)
                                                  ========

10. CONCENTRATION/RISK:

The Fund is non-diversified, which means that it may invest in the securities of relatively few companies. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these companies and may experience increased volatility due to its investments in those securities.

11. COMMITMENTS AND CONTINGENCIES

The Fund is involved, from time to time, in litigation arising in the ordinary course of business, which, in the opinion of management, is not expected to result in any significant adverse impact on the Fund's net assets or results of operations. The Fund is covered by a directors and officer's insurance policy with an initial $500,000 deductible for various litigation matters.

DISCLOSURE OF FUND EXPENSES                                 THE NEVIS FUND, INC.
November 30, 2004                                                    (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include investment advisory fees. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                                  BEGINNING    ENDING                 EXPENSES
                                   ACCOUNT     ACCOUNT   ANNUALIZED     PAID
                                    VALUE       VALUE      EXPENSE     DURING
                                   5/31/04    11/30/04     RATIOS      PERIOD*
--------------------------------------------------------------------------------
Nevis Fund
--------------------------------------------------------------------------------
   Actual Fund Return             $1,000.00  $  993.60      1.50%       $7.50
   Hypothetical Fund Return        1,000.00   1,017.55      1.50         7.59

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect (the one-half year period).

                                      NOTES

                                      NOTES

                               INVESTMENT ADVISER
                          Nevis Capital Management LLC
                              1119 St. Paul Street
                               Baltimore, MD 21202


                                  ADMINISTRATOR
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456


                                    DIRECTORS
                                 Joseph Hardiman
                                Bailey Morris-Eck
                                  Charles Noell
                                    Jon Baker
                              David Wilmerding, III


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456


                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                    KPMG LLP
                               1601 Market Street
                           Philadelphia, PA 19103-2499



NEV-SA-001-0400

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    The Nevis Fund, Inc.


By (Signature and Title)*                       /s/ David R. Wilmerding, III
                                                ----------------------------
                                                David R. Wilmerding, III
                                                Chief Executive Officer
Date 1/21/05





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ David R. Wilmerding, III
                                                ----------------------------
                                                David R. Wilmerding, III
                                                Chief Executive Officer
Date 1/21/05


By (Signature and Title)*                       /s/ Peter J. Golden
                                                -------------------
                                                Peter J. Golden
                                                Chief Financial Officer
Date 1/21/05
* Print the name and title of each signing officer under his or her signature.